Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock New Jersey Municipal Bond Fund	May 31, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	936
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	506
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	1,562
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	$ 1,845